ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	7 Months Ended	9 Months Ended							12 Months Ended
	Jan. 23, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2025 HKD ($) shares		Mar. 31, 2024 USD ($) shares		Mar. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares	Jul. 20, 2023 $ / shares	May 01, 2015 USD ($)	May 01, 2015 HKD ($)	May 01, 2015 CNY (¥)
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001
Additional paid in capital, adjustment		$ 10,856,609							$ 16,203,206
Net income per ordinary share, basic | shares		53,569,358		53,569,358		50,000,000	[1]	150,146,187
Net income per ordinary share, diluted | shares		53,569,358	[1]	53,569,358	[1]	50,000,000	[1]	150,146,187
Advertising costs		$ 34,900,000				$ 43,500,000
Development costs		3,075,690							3,071,227
Software costs						300,000
Capitalized software costs		166,514				26,130
Restricted cash		4,815				7,512			3,605
Allowance for credit loss		0							0
Impairment charge
Deferred offering costs									1,571,328
Deferred tax assets, valuation allowance		2,435,512							2,353,678
Uncertain tax positions		$ 0				$ 0
Effect of net operating loss carryforwards		25.00%		25.00%
Tax, provisions				$ 2,000,000
Provisions of profits tax		The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.		The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash		$ 15,708,555							$ 18,820,140
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration percentage		58.90%		58.90%					62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration percentage		26.30%		26.30%					21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Concentration percentage		20.50%		20.50%					11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration percentage		15.10%		15.10%					10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration percentage									10.20%
Deposit Insurance Regulation [Member]
Deposits											$ 72,000		¥ 500,000
Deposit Protection Scheme [Member]
Deposits											64,000	$ 500,000
Singapore Deposit Insurance Corporation [Member]
Deposits											$ 75,000
HONG KONG
Provisions profits tax rate		8.25%		8.25%
Remaining profit rate		16.50%		16.50%
Minimum [Member]
VAT rates		6.00%		6.00%
Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate		20.00%
Maximum [Member]
VAT rates		13.00%		13.00%
Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate		49.90%
Other Additional Capital [Member]
Additional paid in capital, adjustment									$ 10,015
Common Class A [Member]
Converte, shares | shares	34,401,887
Common stock, par value | $ / shares		$ 0.0001							$ 0.0001
Common Class B [Member]
Converte, shares | shares	15,598,113
Common stock, par value | $ / shares		$ 0.0001							$ 0.0001

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.